SHARE CAPITAL: - Fair value of stock options (Details) $ / shares in Units, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020 plan $ / shares	Sep. 30, 2019 $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized share-based compensation cost | $			$ 0.7
Total unrecognized share-based compensation cost, recognition period			2 years 7 months 6 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			4 years 11 months 12 days	5 years 4 months 17 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, maximum			68.80%	71.80%
Risk-free interest rate, maximum			2.50%	3.10%
Expected term			7 years	7 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum			51.50%	54.00%
Risk-free interest rate, minimum			1.70%	1.41%
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of ordinary share			$ 0.47	$ 2.93
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of ordinary share			$ 1.54	$ 4.00
2011 share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility, minimum	64.90%	51.50%
Expected volatility, maximum	67.40%	68.60%
Risk-free interest rate, minimum	0.30%	2.20%
Risk-free interest rate, maximum	0.39%	2.50%
2011 share option plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of ordinary share	$ 0.15	$ 1.03
Expected term	5 years 6 months	5 years 6 months
2011 share option plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of ordinary share	$ 0.17	$ 1.54
Expected term	6 years 6 months	6 years 10 months 24 days
2011 share option plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share based compensation plans | plan	2